Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET VARIABLE INSURANCE SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	May 01, 2017
State Street Small-Cap Equity V.I.S. Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	State Street Small-Cap Equity V.I.S. Fund (formerly known as the Small-Cap Equity Fund) Class 1 SSSEX
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the fees or charges imposed by the separate accounts (“Accounts”) of the life insurance companies through which shares of the Fund may be purchased. If these fees and charges were included, the costs shown below would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment).
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the “Financial Highlights” section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the fees or charges imposed by the Accounts of the various life insurance companies through which shares of the Fund are offered. If these fees and charges were included, the expenses shown below would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of small-cap companies, such as common and preferred stocks.

The Fund defines a small-cap company as one with a market capitalization that, at the time of investment, falls between (a) the market capitalization of the smallest company in the Russell 2000® Index and (b) either the market capitalization of the largest company in the Russell 2000® Index or $3.0 billion. As of March 31, 2017, the market capitalizations of companies in the Russell 2000® Index ranged from $9 million to $16 billion*. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of this capitalization range or because the index capitalization range changes.

The Fund uses a multi sub-adviser investment strategy that combines growth, value and core investment management styles. The investment adviser will allocate the Fund’s assets among the sub-advisers to maintain exposure to a combination of investment styles, but may have larger allocations to certain sub-advisers based on its assessment of the potential for better performance or to address capacity constraints of a particular sub-adviser, among other reasons. As a result, this orientation will typically produce a portfolio that does not materially favor value or growth style investing, and allows the Fund the potential to benefit from both value and growth cycles in the marketplace. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:
  high quality management focused on generating shareholder value attractive products or services
  appropriate capital structure
  strong competitive positions in their industries
In addition, the portfolio managers of a sub-adviser with a value investment style generally will seek to identify securities of companies with characteristics such as attractive valuation, while portfolio managers of a sub-adviser with a growth investment style generally will seek to identify securities of companies with strong growth potential.

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in securities with capitalizations outside the Fund’s small-cap range, debt securities and securities of foreign (non-U.S.) issuers. The portfolio managers may also use various types of derivative instruments (such as futures) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities.

		* The Russell 2000® Index is constructed to provide an unbiased small-cap barometer and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalizations of securities that comprise the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks of investing in the Fund are:
Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited managerial and financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Allocation Risk is the risk that SSGA Funds Management, Inc. (“SSGA FM”) may not allocate assets of the Fund among investment management styles in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of an investment style.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid and more difficult to value. The risk of loss and volatility have increased over the past few years and may continue because of high levels of debt and other economic distress in various countries, including some in Europe. Attempted solutions such as austerity or stimulus measures and governmental regulation also may increase the risk of loss and volatility in securities markets.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivative instrument contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Although in recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates, the U.S. Federal Reserve recently raised interest rates slightly. It is possible there will be less governmental action in the future to maintain low interest rates or that action will be taken to raise interest rates further, which may have unpredictable effects on the market and the Fund’s investments. Thus, the Fund currently faces a heightened level of interest rate risk. More generally, changes in market conditions and governmental action may have adverse effects on investments, volatility, and liquidity in debt markets and any negative impact on fixed income securities could be swift and significant, potentially increasing Fund redemptions and negatively impacting the Fund’s performance.

Management Risk is the risk that the investment techniques and risk analyses applied by the investment adviser or the sub-advisers, as applicable, will not produce the desired results and that legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to the investment adviser or the sub-advisers, as applicable, and the individual portfolio manager(s) in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Derivative Instruments Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure or which the Fund seeks to hedge, and (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested. In addition, changes in laws or regulations may make the use of derivative instruments more costly, or may otherwise adversely affect the use, value or performance of derivative instruments.
		It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.ssga.com/geam or call 1-800-242-0134.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-242-0134
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssga.com/geam
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Highest 21.19% (quarter ended June 30, 2009) Lowest -28.21% (quarter ended December 31, 2008)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2016)
State Street Small-Cap Equity V.I.S. Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[1]
1 Year	rr_ExpenseExampleYear01	$ 144
3 Years	rr_ExpenseExampleYear03	446
5 Years	rr_ExpenseExampleYear05	771
10 Years	rr_ExpenseExampleYear10	1,691
1 Year	rr_ExpenseExampleNoRedemptionYear01	144
3 Years	rr_ExpenseExampleNoRedemptionYear03	446
5 Years	rr_ExpenseExampleNoRedemptionYear05	771
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,691
2007	rr_AnnualReturn2007	2.39%
2008	rr_AnnualReturn2008	(37.59%)
2009	rr_AnnualReturn2009	30.88%
2010	rr_AnnualReturn2010	27.47%
2011	rr_AnnualReturn2011	3.13%
2012	rr_AnnualReturn2012	14.57%
2013	rr_AnnualReturn2013	36.89%
2014	rr_AnnualReturn2014	3.77%
2015	rr_AnnualReturn2015	(4.12%)
2016	rr_AnnualReturn2016	23.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.21%)
1 Year	rr_AverageAnnualReturnYear01	23.77%
5 Years	rr_AverageAnnualReturnYear05	14.07%
10 Years	rr_AverageAnnualReturnYear10	7.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2000
State Street Small-Cap Equity V.I.S. Fund | Russell 2000® Index (does not reflect fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.31%
5 Years	rr_AverageAnnualReturnYear05	14.46%
10 Years	rr_AverageAnnualReturnYear10	7.07%

[1]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the “Financial Highlights” section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.